LOANS AND BORROWINGS - Carrying Value, Terms and Conditions, and Debt Maturity Schedule (Details) - CAD ($)	Dec. 31, 2018	Apr. 04, 2018	Mar. 26, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 7,537,000,000			$ 7,463,000,000
Less current portion	(480,000,000)			(163,000,000)
Total non-current	7,057,000,000			7,300,000,000
Senior unsecured credit facilities | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 3,520,000,000
Nominal interest rate	3.20%
Carrying value	$ 1,305,000,000			1,778,000,000
Senior unsecured notes – series A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 73,000,000
Nominal interest rate	556.50%	5.565%
Carrying value	$ 76,000,000			0
Senior unsecured notes – series C | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 200,000,000
Nominal interest rate	558.00%
Carrying value	$ 199,000,000			199,000,000
Senior unsecured notes – series D | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 267,000,000
Nominal interest rate	591.00%
Carrying value	$ 267,000,000			266,000,000
Alberta Ethane Gathering System LP senior notes | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0
Nominal interest rate	556.50%
Carrying value	$ 0			77,000,000
Senior unsecured medium-term notes series 1 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 250,000,000
Nominal interest rate	489.00%
Carrying value	$ 250,000,000			249,000,000
Senior unsecured medium-term notes series 2 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	377.00%
Carrying value	$ 449,000,000			449,000,000
Senior unsecured medium-term notes series 3 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	475.00%
Carrying value	$ 446,000,000			446,000,000
Senior unsecured medium-term notes series 4 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	481.00%
Carrying value	$ 596,000,000			596,000,000
Senior unsecured medium-term notes series 5 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	354.00%
Carrying value	$ 448,000,000			448,000,000
Senior unsecured medium-term notes series 6 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	424.00%
Carrying value	$ 498,000,000			498,000,000
Senior unsecured medium-term notes series 7 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	371.00%
Carrying value	$ 498,000,000			497,000,000
Senior unsecured medium-term notes series 8 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	299.00%
Carrying value	$ 646,000,000			645,000,000
Senior unsecured medium-term notes series 9 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 550,000,000
Nominal interest rate	474.00%
Carrying value	$ 541,000,000			541,000,000
Senior unsecured medium-term notes series 10 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 400,000,000		$ 400,000,000
Nominal interest rate	402.00%		4.02%
Carrying value	$ 398,000,000			0
Senior unsecured medium-term notes series 11 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 300,000,000		$ 300,000,000
Nominal interest rate	475.00%		4.75%
Carrying value	$ 298,000,000			0
Senior unsecured medium-term notes 1A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0
Nominal interest rate	400.00%
Carrying value	$ 0			152,000,000
Senior unsecured medium-term notes 3A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 50,000,000
Nominal interest rate	505.00%
Carrying value	$ 50,000,000			52,000,000
Senior unsecured medium-term notes 4A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 200,000,000
Nominal interest rate	306.00%
Carrying value	$ 205,000,000			207,000,000
Senior unsecured medium-term notes 5A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 350,000,000
Nominal interest rate	343.00%
Carrying value	$ 353,000,000			354,000,000
Finance lease liabilities and other
Disclosure of detailed information about borrowings [line items]
Carrying value	14,000,000			$ 9,000,000
Revolving unsecured credit facility | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	2,500,000,000.0
Non-revolving unsecured credit facility | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	1,000,000,000.0
Operating facility | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 20,000,000